Retirement Plans (Components Of Net Periodic Benefit Cost) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 25, 2014	May 26, 2013	May 27, 2012
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 4.4	$ 4.7	$ 5.1
Interest cost	10.2	9.9	9.6
Expected return on plan assets	(17.1)	(19.4)	(17.8)
Amortization of unrecognized prior service cost	0.1	0.1	0.1
Recognized net actuarial loss	9.0	8.8	8.2
Curtailment gain recognized	(0.5)	0	0
Net pension and postretirement cost (benefit)	6.1	4.1	5.2
Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	0.7	0.8	0.8
Interest cost	1.4	1.3	1.5
Expected return on plan assets	0	0	0
Amortization of unrecognized prior service cost	(0.1)	(0.1)	(0.1)
Recognized net actuarial loss	0	0	0
Curtailment gain recognized	0	0	0
Net pension and postretirement cost (benefit)	$ 2.0	$ 2.0	$ 2.2